TAX LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Tax Liabilities

	As of December 31,
	2024	2023
Current
VAT payable	20,870	22,262
Supplier withholding income taxes	7,022	5,461
Wage withholding taxes	3,044	213
Personal properties tax accrual	1,736	1,308
Sales taxes payable	1,648	1,645
Taxes payable related to Argentine Knowledge Economic Law	465	163
Other	2,131	2,177
TOTAL	36,916	33,229